REDEEMABLE JUNIOR PREFERRED SHARES - Narrative (Details) $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 09, 2022 USD ($) shares	May 25, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Class A junior preferred shares
Temporary Equity [Line Items]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 25
Common stock, issued (in shares)	100,460,280		2,108,733	98,351,547
Common stock, issued | $	$ 2,580		$ 53	$ 2,500	$ 0
Class B junior preferred shares
Temporary Equity [Line Items]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 25